Income Taxes - Components of Income Tax Benefit (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current expense (benefit)
Federal					$ 0	$ 0
State					139,020	0
Current expense (benefit)					139,020	0
Deferred benefit
Federal					(650,283)	(1,616,916)
State					(222,731)	(326,825)
Income tax benefit					(873,014)	(1,943,741)
Provision for income tax benefit	$ (259,867)	$ 128,140	$ (586,867)	$ (204,697)	$ (733,994)	$ (1,943,741)